Inventory - Summary of Inventory (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials		$ 10,083
Components and assemblies	$ 2,184,043	1,240,568
Finished goods – at cost		133,253
Total Inventory	$ 2,184,043	$ 1,383,904